Net Income (Loss) per Share/Common Unit - Additional information (Detail)	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Percentage of accrued preferred return per annum	8.00%	8.00%
Stock split conversion ratio	0.3333